UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
NON-CURRENT ASSETS
Property, plant and equipment	$ 105,018	$ 108,725
Advance payments for property, plant and equipment	295	451
Right-of-use assets	114,718	80,502
Time deposits	4,400	4,362
Intangible assets	2,772	4,061
Collaboration prepaid leases	144,552	151,216
Other non-current assets	1,596	1,493
Total non-current assets	373,351	350,810
CURRENT ASSETS
Collaboration inventories	18,870	19,433
Trade receivables	13,064	100,041
Prepayments, other receivables and other assets	100,628	69,251
Financial assets at fair value through profit or loss	42,201	663
Pledged deposits	431	357
Time deposits	1,048,385	30,341
Cash and cash equivalents	201,253	1,277,713
Total current assets	1,424,832	1,497,799
Total assets	1,798,183	1,848,609
CURRENT LIABILITIES
Trade payables	39,490	20,160
Other payables and accruals	169,531	132,802
Government grants	545	68
Lease liabilities	3,325	3,175
Tax payable	6,566	7,203
Contract liabilities	74,845	53,010
Total current liabilities	294,302	216,418
NON-CURRENT LIABILITIES
Collaboration interest-bearing advanced funding	291,559	281,328
Lease liabilities long term	44,042	44,169
Government grants	6,574	7,305
Contract liabilities	2,704	47,962
Other non-current liabilities	0	56
Total non-current liabilities	344,879	380,820
Total liabilities	639,181	597,238
EQUITY
Share capital	37	36
Reserves	1,158,965	1,251,335
Total ordinary shareholders’ equity	1,159,002	1,251,371
Total equity	1,159,002	1,251,371
Total liabilities and equity	$ 1,798,183	$ 1,848,609